Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Joint Ventures
Teekay LNG’s share of commitments to fund newbuilding and other construction contract costs of its equity-accounted joint ventures as at June 30, 2018 is as follows:

	Total	Remainder of 2018	2019	2020
	$	$	$	$
Equity-accounted joint ventures (i)	763,318	243,990	320,028	199,300

(i)
The commitment amounts relating to Teekay LNG’s share of costs for newbuilding and other construction contracts in Teekay LNG’s equity-accounted joint ventures are based on Teekay LNG’s ownership percentage in each respective joint venture as of June 30, 2018. These commitments are described in more detail in Note 16 of the Company’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2017. As of June 30, 2018, based on Teekay LNG's ownership percentage in each respective joint venture, Teekay LNG's equity-accounted joint ventures have secured $724 million of financing related to the remaining commitments included in the table above.